Condensed Interim Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Contributed Surplus	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance at Apr. 30, 2023	$ 58,511	$ 117,470	$ 10,796	$ 2,690	$ (72,445)
Beginning balance, shares at Apr. 30, 2023		25,050,260
Share-based expense	1,120		1,120
Comprehensive loss for the period	(6,535)			(708)	(5,827)
Ending balance at Oct. 31, 2023	53,096	$ 117,470	11,916	1,982	(78,272)
Ending balance, shares at Oct. 31, 2023		25,050,260
Beginning balance at Jul. 31, 2023	54,746	$ 117,470	11,619	1,520	(75,863)
Beginning balance, shares at Jul. 31, 2023		25,050,260
Share-based expense	297		297
Comprehensive loss for the period	(1,947)			462	(2,409)
Ending balance at Oct. 31, 2023	53,096	$ 117,470	11,916	1,982	(78,272)
Ending balance, shares at Oct. 31, 2023		25,050,260
Beginning balance at Apr. 30, 2024	35,678	$ 119,773	12,387	2,078	(98,560)
Beginning balance, shares at Apr. 30, 2024		26,944,500
Shares issued pursuant to conversion of convertible debentures	1,033	$ 1,033
Shares issued pursuant to conversion of convertible debentures, shares		1,397,320
Shares issued pursuant to ATM	1,507	$ 1,507
Shares issued pursuant to ATM, shares		1,946,299
Share-based expense	322		322
Comprehensive loss for the period	(5,863)			689	(6,552)
Ending balance at Oct. 31, 2024	32,677	$ 122,313	12,709	2,767	(105,112)
Ending balance, shares at Oct. 31, 2024		30,288,119
Beginning balance at Jul. 31, 2024	32,841	$ 120,264	12,539	2,597	(102,559)
Beginning balance, shares at Jul. 31, 2024		27,302,260
Shares issued pursuant to conversion of convertible debentures	1,033	$ 1,033
Shares issued pursuant to conversion of convertible debentures, shares		1,397,320
Shares issued pursuant to ATM	1,016	$ 1,016
Shares issued pursuant to ATM, shares		1,588,539
Share-based expense	170		170
Comprehensive loss for the period	(2,383)			170	(2,553)
Ending balance at Oct. 31, 2024	$ 32,677	$ 122,313	$ 12,709	$ 2,767	$ (105,112)
Ending balance, shares at Oct. 31, 2024		30,288,119